Commitments and Contingencies Commitments and Contingencies - Operating Leases (Details) (USD $) In Millions, unless otherwise specified	Sep. 27, 2013
Operating Leases [Abstract]
Fiscal 2014	$ 115
Fiscal 2015	95
Fiscal 2016	78
Fiscal 2017	58
Fiscal 2018	40
Thereafter	83
Total minimum lease payments	$ 469